SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

VANDERBILT MORTGAGE AND FINANCE, INC.1

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the annual reporting period January 1, 2018 to December 31, 2018

Date of Report (Date of earliest event reported): February 5, 2019

Commission File Number of securitizer:

Central Index Key Number of securitizer: 0000816512

Justin Ferguson (865) 380-3000 Ext. 2618

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

[1]

Vanderbilt Mortgage and Finance, Inc., as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period. Vanderbilt Mortgage and Finance, Inc. is also a securitizer of asset-backed securities guaranteed by Ginnie Mae (“GNMA MBS”). Vanderbilt Mortgage and Finance, Inc. has no repurchase or replacement activity to report for the annual reporting period including with respect to any such GNMA MBS.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 5, 2019	VANDERBILT MORTGAGE AND FINANCE, INC.
(Securitizer)

	By:	/s/ Justin Ferguson
Name: Justin Ferguson Title: Business Analytics Director